                           OppenheimerFunds, Inc.
                         Two World Financial Center
                            225 Liberty Street
                          New York, New York 10281

September 6, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:  Registration Statement on Form N-14 for Oppenheimer Capital Appreciation
     Fund; Proxy Materials for Oppenheimer Growth Fund File No. 333-144755

To the Securities and Exchange Commission:

     Enclosed for filing with the  Securities  and Exchange  Commission  ("SEC")
under the Securities Act of 1933, as amended (the "1933 Act"), is  Pre-Effective
Amendment No. 5 to the  Registration  Statement on Form N-14 (the  "Registration
Statement")  of  Oppenheimer  Capital   Appreciation  Fund.  This  Pre-Effective
Amendment is being filed solely to correct an administrative error; to add share class identifiers for Capital  Appreciation Fund in the Edgar filing.  There are no other changes included in the filing.

     The Staff is requested to address any comments or questions you may have on this filing to:

                           Amee Kantesaria
                           Assistant Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street New York, NY  10281
                           212.323.5217
                           akantesaria@oppenheimerfunds.com

     Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------
Amee Kantesaria
Assistant Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070

cc:  Mr. Vincent Di Stefano, Securities and Exchange Commission